Feb. 28, 2020
Victory S&P 500 Index VIP Series
Victory S&P 500 Index VIP Series

Important Notice Regarding Change in Investment Policy

Victory Funds

Victory S&P 500 Index VIP Series (“Fund”)

Supplement dated February 28, 2020

to the Prospectus dated May 1, 2019, as supplemented (“Prospectus”)

The Board of Trustees of Victory Variable Insurance Funds approved changes to the Fund's name, investment objective, principal investment strategy and underlying index. Accordingly, on or about May 1, 2020, the following changes are anticipated to be made to the Fund's Prospectus:

1.	The name of the Fund will be changed to the “Victory 500 Index VIP Series.”

2.	The following will replace, in its entirety, the section titled “Investment Objective” found on page 1 of the Prospectus:

The Victory 500 Index VIP Series (the “Fund”) seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index (the “Index”).

3.	The following will replace, in its entirety, the section titled “Principal Investment Strategy” found on page 2 of the Prospectus:

The Adviser pursues the Fund’s objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies in the Index. The Index is a market-cap weighted index that consists of the largest 500 securities within the Wilshire 5000 Total Market Index (“Parent Index”). The Parent Index measures the performance of all U.S. equity securities with readily available price data. In seeking to track the performance of the Index, the Fund attempts to allocate investments among stock in approximately the same weightings as the Index, beginning with the stocks that make up the larger portion of the Index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. The Fund may exclude or remove and Index stock that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.

4.	The Victory US Large Cap 500 Index (the "Index") will be added to the “Average Annual Total Returns” table found on page 4 of the Prospectus. The Index was created by Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), in conjunction with Wilshire Associates Inc. ("Wilshire"), an unaffiliated third-party. Wilshire is solely responsible for the Index's maintenance, and the Adviser will not receive any fee for the Fund’s use of the Index.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.